Segmented Financial Information - Information By Reportable Segment (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue [abstract]
Petroleum and natural gas sales		$ 975,477	$ 1,805,919
Royalties		(163,735)	(320,241)
Revenue, net of royalties		811,742	1,485,678
Expenses
Operating		331,345	397,716
Transportation		28,437	43,942
Blending and other		48,381	68,795
General and administrative		34,268	45,469
Exploration and evaluation		14,011	11,764
Depletion and depreciation		486,380	731,686
Impairment	$ 2,588,488	2,360,220	187,822
Share-based compensation		7,216	15,894
Financing and interest		125,441	125,865
Financial derivatives (gain) loss		(29,336)	7,197
Foreign exchange loss (gain)		(8,688)	61,787
Gain on dispositions		(901)	(2,238)
Other income		5,304	7,526
Total expenses		3,411,099	1,564,599
Net loss before income taxes		(2,599,357)	(78,921)
Income tax (recovery) expense
Current income tax expense		574	2,093
Deferred income tax (recovery) expense		(160,967)	(68,555)
Income tax recovery		(160,393)	(66,462)
Net loss		(2,438,964)	(12,459)
Operating segments | Canada
Revenue [abstract]
Petroleum and natural gas sales		571,741	1,077,724
Royalties		(46,064)	(107,467)
Revenue, net of royalties		525,677	970,257
Expenses
Operating		247,050	298,303
Transportation		28,437	43,942
Blending and other		48,381	68,795
General and administrative		0	0
Exploration and evaluation		14,011	11,764
Depletion and depreciation		309,420	463,501
Impairment		1,737,000	187,822
Share-based compensation		0	0
Financing and interest		0	0
Financial derivatives (gain) loss		0	0
Foreign exchange loss (gain)		0	0
Gain on dispositions		(901)	(2,238)
Other income		2,128	0
Total expenses		2,381,270	1,071,889
Net loss before income taxes		(1,855,593)	(101,632)
Income tax (recovery) expense
Current income tax expense		469	101
Deferred income tax (recovery) expense		(77,201)	(32,942)
Income tax recovery		(76,732)	(32,841)
Net loss		(1,778,861)	(68,791)
Total oil and natural gas capital expenditures		174,770	376,543
Operating segments | U.S.
Revenue [abstract]
Petroleum and natural gas sales		403,736	728,195
Royalties		(117,671)	(212,774)
Revenue, net of royalties		286,065	515,421
Expenses
Operating		84,295	99,413
Transportation		0	0
Blending and other		0	0
General and administrative		0	0
Exploration and evaluation		0	0
Depletion and depreciation		169,439	261,766
Impairment		623,220	0
Share-based compensation		0	0
Financing and interest		0	0
Financial derivatives (gain) loss		0	0
Foreign exchange loss (gain)		0	0
Gain on dispositions		0	0
Other income		0	0
Total expenses		876,954	361,179
Net loss before income taxes		(590,889)	154,242
Income tax (recovery) expense
Current income tax expense		105	1,992
Deferred income tax (recovery) expense		(57,199)	10,055
Income tax recovery		(57,094)	12,047
Net loss		(533,795)	142,195
Total oil and natural gas capital expenditures		105,388	177,928
Operating segments | Corporate
Revenue [abstract]
Petroleum and natural gas sales		0	0
Royalties		0	0
Revenue, net of royalties		0	0
Expenses
Operating		0	0
Transportation		0	0
Blending and other		0	0
General and administrative		34,268	45,469
Exploration and evaluation		0	0
Depletion and depreciation		7,521	6,419
Impairment		0	0
Share-based compensation		9,469	15,894
Financing and interest		125,441	125,865
Financial derivatives (gain) loss		(29,336)	7,197
Foreign exchange loss (gain)		8,688	61,787
Gain on dispositions		0	0
Other income		(3,176)	7,526
Total expenses		152,875	131,531
Net loss before income taxes		(152,875)	(131,531)
Income tax (recovery) expense
Current income tax expense		0	0
Deferred income tax (recovery) expense		(26,567)	(45,668)
Income tax recovery		(26,567)	(45,668)
Net loss		(126,308)	(85,863)
Total oil and natural gas capital expenditures		0	0
Operating segments | Consolidated
Revenue [abstract]
Petroleum and natural gas sales		975,477	1,805,919
Royalties		(163,735)	(320,241)
Revenue, net of royalties		811,742	1,485,678
Expenses
Operating		331,345	397,716
Transportation		28,437	43,942
Blending and other		48,381	68,795
General and administrative		34,268	45,469
Exploration and evaluation		14,011	11,764
Depletion and depreciation		486,380	731,686
Impairment		2,360,220	187,822
Share-based compensation		9,469	15,894
Financing and interest		125,441	125,865
Financial derivatives (gain) loss		(29,336)	7,197
Foreign exchange loss (gain)		(8,688)	61,787
Gain on dispositions		(901)	(2,238)
Other income		5,304	7,526
Total expenses		3,411,099	1,564,599
Net loss before income taxes		(2,599,357)	(78,921)
Income tax (recovery) expense
Current income tax expense		574	2,093
Deferred income tax (recovery) expense		(160,967)	(68,555)
Income tax recovery		(160,393)	(66,462)
Net loss		(2,438,964)	(12,459)
Total oil and natural gas capital expenditures		$ 280,158	$ 554,471